Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents
Schedule of cash and cash equivalents

	December 31,	December 31,
	2019	2018
Cash at bank and on hand	26,889,923	41,670,158
Short term deposits in USD	4,646,880	—
Total cash and cash equivalents	31,536,803	41,670,158

Schedule of cash and cash equivalents by currency

	December 31,	December 31,
	2019	2018
CHF	64.31%	72.33%
USD	35.03%	26.87%
EUR	0.26%	0.51%
GBP	0.40%	0.29%
Total	100.00%	100.00%

Schedule of cash and cash equivalents by credit rating

	December 31,	December 31,
External credit rating of counterparty	2019	2018
P‑1 / A‑1	31,536,646	41,670,040
Cash on hand	157	118
Total cash and cash equivalents	31,536,803	41,670,158